Effect on Statements of Cash Flows (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss	€ (1,128,807)	€ (1,625,183)	€ (5,562,357)
Previously Reported [Member]
Net loss	(823,977)	(1,320,353)	(5,308,332)
Revision of Prior Period, Adjustment [Member]
Net loss	€ (304,830)	€ (304,830)	€ (254,025)